NOTE 8 - RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
NOTE 8 - RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

On May 16, 2011, the Company transferred, through a spin-off to its then wholly owned subsidiary, Worlds Online Inc., the majority of its operations and related operational assets. The Company retained its patent portfolio which it intends to continue to increase and to more aggressively enforce against alleged infringers. The Company also entered into a License Agreement with Worlds Online Inc. to sublicense its patented technologies.

Due from related party is comprised of cash payments made by Worlds Inc. on behalf of Worlds Online Inc. for shared operating expenses. The balance due at September 30, 2013 is $265,196.